Acquisitions - Pro Forma Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Pro Forma Financial Information
Depletion, depreciation, amortization and accretion	$ 46,680	$ 40,880	$ 141,317	$ 100,170	$ 146,547	$ 34,042
Acquisition transaction expenses	(345)		(345)	(6,000)	(6,000)
Revenues					199,746	170,970
Operating expenses					270,932	104,254
Net loss					(42,047)	75,288
Adjustment to Depletion, Depreciation, Amortization and Accretion Expense
Pro Forma Financial Information
Depletion, depreciation, amortization and accretion					1,500	17,200
Adjustment for acquisition transaction expenses
Pro Forma Financial Information
Acquisition transaction expenses					$ 6,400	$ 1,800
March 2015 Acquisition
Pro Forma Financial Information
Revenues	72,902	48,846	183,399	143,624
Operating expenses	95,214	64,422	273,581	178,658
Net loss	$ (37,267)	$ 18,650	$ (210,400)	$ (32,870)
Loss per unit - Basic (in dollars per unit)	$ (0.11)	$ 0.07	$ (0.63)	$ (0.12)
Loss per unit - Diluted (in dollars per unit)	$ (0.11)	$ 0.07	$ (0.63)	$ (0.12)
March 2015 Acquisition | Adjustment to Depletion, Depreciation, Amortization and Accretion Expense
Pro Forma Financial Information
Depletion, depreciation, amortization and accretion				$ 1,500
March 2015 Acquisition | Adjustment for acquisition transaction expenses
Pro Forma Financial Information
Acquisition transaction expenses				$ 6,400